Summary of significant accounting policies (Finance Receivables on Nonaccrual Status) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables on nonaccrual status	¥ 45,172	¥ 48,330
Retail Receivables Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables on nonaccrual status	10,434	9,401
Finance Lease Receivables Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables on nonaccrual status	3,300	2,431
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Wholesale
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables on nonaccrual status	13,023	18,217
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables on nonaccrual status	10,703	18,281
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Working capital
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables on nonaccrual status	¥ 7,712	¥ 0